DEBT (Tables)	12 Months Ended
Dec. 31, 2022
DEBT
Schedule of short-term and long-term debt

The short-term and long-term debt as of December 31, 2021 and 2022 were as follows:

	As of December 31,
	2021	2022
Short-term debt:
Long-term bank borrowings, current portion	2,464	208
Short-term bank borrowings	692	3,035
Convertible senior notes, current portion	3,029	—
FF&E liability, current portion	47	45
Total	6,232	3,288

Long-term debt:
Long-term bank borrowings, non-current portion	211	2,929
Convertible senior notes, non-current portion	3,158	3,463
FF&E liability, non-current portion	180	228
Others	16	15
Total	3,565	6,635

Schedule of contractual maturities of the group's long-term debt

The contractual maturities of the Group’s debt as of December 31, 2022 were as follows:

Year Ending December 31,	Principal Amounts
2023	3,287
2024	3,755
2025	2,735
2026	34
2027	28
Thereafter	100
Total	9,939